Description of the business and summary of material accounting policy information (Details 1)	12 Months Ended
Dec. 31, 2024
Aircraft [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	4.00%
Aircraft [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	16.70%
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	25.00%
Workshop Tools [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	33.30%
Power generating assets [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	10.00%
Communication and network equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	10.00%
Machinery [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	10.00%
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	25.00%
Service Carts On Board [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%
Office equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	10.00%